SHARE-BASED PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Assumptions Used in Fair Value Of Options Granted
For all plans, the inputs to the option pricing models are reassessed for each grant. The following assumptions were used in calculating the fair value of options granted under the LTIP schemes.

Award	Grant date	Performance period	Share price on grant date £	Volatility %(1)	Dividend yield %	Expected life in years	Risk-free interest rate(2)	Weighted average fair value £	Exercisable shares(3) (thousands)
2021	March 1, 2021	2021-23	1.29	115	0	5	0.10	1.16	514
2021	March 1, 2021	2021-23	1.29	115	0	3	0.10	1.17	1,977
2022	March 1, 2022	2022-24	2.81	64	0	5	0.90	2.23	285
2022	March 1, 2022	2022-24	2.81	64	0	3	0.90	2.41	1,172
2022	August 3, 2022	2022-24	3.27	64	0	3	0.90	2.25	70
2023	March 3, 2023	2023-25	15.12	49	0	5	3.80	9.13	297
2023	March 3, 2023	2023-25	15.12	49	0	3	3.80	10.63	1,428
______________
(1)The expected volatility is based on historical volatility over the period of time commensurate with the expected award term immediately prior to the date of grant.
(2)The risk-free interest rate reflects the continuous risk-free yield based on the U.K. Government interest rates as of the valuation date, based upon a maturity commensurate with the performance period.
(3)Exercisable shares for the 2020-2022 awards reflect the impact of the 5:1 share consolidation completed in October 2022.

Schedule of Shares Under the Group's LTIP
The maximum number of shares that could vest under the Group’s LTIP was:

(in millions)	Total LTIP
Outstanding at January 1, 2021	34
Awarded	14
Vested/exercised	(1)
Forfeited	(7)
Outstanding at December 31, 2021	40
Awarded	8
Vested/exercised	(4)
Forfeited	(5)
Share consolidation	(31)
Outstanding at December 31, 2022	8
Awarded	2
Vested/exercised	(2)
Forfeited	(1)
Outstanding at December 31, 2023	7

Schedule of Share-Based Payments
The expense charged to the consolidated income statement for share-based payments is as follows:

(in millions)	2023	2022	2021
Granted in current year	(8)	(7)	(6)
Granted in prior years	(15)	(9)	(7)
Unvested awards due to unmet conditions	1	—	2
Total share-based expense for the year	$(22)	$(16)	$(11)